Income Taxes - Summary of Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (5,480)	$ (795)	¥ (12,987)	¥ (5,494)
Additions based on tax positions related to the current year	0	0		(7,673)
Reductions for tax positions of prior years	0	0	7,507	180
Balance at end of the year	¥ (5,480)	$ (795)	¥ (5,480)	¥ (12,987)